FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851
                                   ---------

                    Franklin Templeton Fund Allocator Series
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                 One Franklin Parkway, San Mateo, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  3/31/10
                          --------


Item 1. Schedule of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                            SHARES       VALUE
                                                                          ---------   -----------
    INVESTMENTS IN UNDERLYING FUNDS(a)

    DOMESTIC EQUITY 46.5%
(b) Franklin Flex Cap Growth Fund, Advisor Class                            117,886   $ 5,153,962
(b) Franklin Growth Opportunities Fund, Advisor Class                       104,872     2,074,361
    Franklin MicroCap Value Fund, Advisor Class                              31,862       970,832
    Franklin Natural Resources Fund, Advisor Class                           27,603       942,090
(b) Franklin Small Cap Growth Fund, Advisor Class                            95,632       942,929
    Franklin Utilities Fund, Advisor Class                                   55,075       603,069
    Mutual Shares Fund, Class Z                                             171,113     3,454,770
                                                                                      -----------
                                                                                       14,142,013
                                                                                      -----------
    DOMESTIC FIXED INCOME 15.7%
    Franklin Total Return Fund, Advisor Class                               206,853     2,035,437
    Franklin U.S. Government Securities Fund, Advisor Class                 409,003     2,744,412
                                                                                      -----------
                                                                                        4,779,849
                                                                                      -----------
    FOREIGN EQUITY 19.8%
    Franklin Gold and Precious Metals Fund, Advisor Class                    21,426       906,123
    Mutual European Fund, Class Z                                           105,458     2,212,511
    Templeton  China World Fund, Advisor Class                               26,877       917,847
    Templeton  Foreign Fund, Advisor Class                                  309,916     2,008,254
                                                                                      -----------
                                                                                        6,044,735
                                                                                      -----------
    FOREIGN FIXED INCOME 10.1 %
    Franklin Templeton Emerging Market Debt Opportunities Fund               30,153       354,899
    Templeton  Global Bond Fund, Advisor Class                              202,989     2,711,930
                                                                                      -----------
                                                                                        3,066,829
                                                                                      -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM
    INVESTMENTS (COST $26,208,407) 92.1%                                               28,033,426
                                                                                      -----------
    SHORT TERM INVESTMENTS (COST $2,390,024) 7.9%
    MONEY MARKET FUNDS 7.9%
(c) lnstitutional Fiduciary Trust Money Market Portfolio, 0.00%           2,390,024     2,390,024
                                                                                      -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $28,598,431) 100.0%                    30,423,450
    OTHER ASSETS, LESS LIABILITIES O.O%(d)                                                  8,354
                                                                                      -----------
    NET ASSETS 100.0%                                                                 $30,431,804
                                                                                      ===========

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

(d)  Rounds to less than 0.1 % of net assets.

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                            SHARES       VALUE
                                                                          ---------   -----------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 55.0%
(b) Franklin Flex Cap Growth Fund, Advisor Class                            141,587   $ 6,190,172
(b) Franklin Growth Opportunities Fund, Advisor Class                       129,176     2,555,093
    Franklin MicroCap Value Fund, Advisor Class                              37,955     1,156,502
    Franklin Natural Resources Fund, Advisor Class                           33,214     1,133,606
(b) Franklin Small Cap Growth Fund, Advisor Class                           111,617     1,100,539
    Franklin Utilities Fund, Advisor Class                                   64,821       709,786
    Mutual Shares Fund, Class Z                                             208,993     4,219,560
                                                                                      -----------
                                                                                       17,065,258
                                                                                      -----------
    DOMESTIC FIXED INCOME 10.2%
    Franklin Total Return Fund, Advisor Class                               137,283     1,350,868
    Franklin U.S. Government Securities Fund, Advisor Class                 271,183     1,819,637
                                                                                      -----------
                                                                                        3,170,505
                                                                                      -----------
    FOREIGN EQUITY 23.6%
    Franklin Gold and Precious Metals Fund, Advisor Class                    30,538     1,291,445
    Mutual European Fund, Class Z                                           128,254     2,690,775
    Templeton  China World Fund, Advisor Class                               31,214     1,065,961
    Templeton  Foreign Fund, Advisor Class                                  352,025     2,281,121
                                                                                      -----------
                                                                                        7,329,302
                                                                                      -----------
    FOREIGN FIXED INCOME 6.4%
    Franklin Templeton Emerging Market Debt Opportunities Fund               18,577       218,647
    Templeton  Global Bond Fund, Advisor Class                              132,085     1,764,660
                                                                                      -----------
                                                                                        1,983,307
                                                                                      -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM
    INVESTMENTS (COST $27,346,791) 95.2%                                               29,548,372
                                                                                      -----------
    SHORT TERM INVESTMENTS (COST $1,369,992) 4.4%
    MONEY MARKET FUNDS 4.4%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%           1,369,992     1,369,992
                                                                                      -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $28,716,783) 99.6%                     30,918,364
    OTHER ASSETS, LESS LIABILITIES 0.4%                                                   115,766
                                                                                      -----------
    NET ASSETS 100.0%                                                                 $31,034,130
                                                                                      ===========

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                            SHARES       VALUE
                                                                          ---------   -----------
INVESTMENTS IN UNDERLYING FUNDS (a)

    DOMESTIC EQUITY 66.9%
(b) Franklin Flex Cap Growth Fund, Advisor Class                             98,260   $ 4,295,926
(b) Franklin Growth Opportunities Fund, Advisor Class                        91,030     1,800,578
    Franklin MicroCap Value Fund, Advisor Class                              27,473       837,110
    Franklin Natural Resources Fund, Advisor Class                           23,761       810,977
(b) Franklin Small Cap Growth Fund, Advisor Class                            81,824       806,785
    Franklin Utilities Fund, Advisor Class                                   45,812       501,639
    Mutual Shares Fund, Class Z                                             154,596     3,121,302
                                                                                      -----------
                                                                                       12,174,317
                                                                                      -----------
    DOMESTIC FIXED INCOME 2.2%
    Franklin Total Return Fund, Advisor Class                                17,980       176,925
    Franklin U.S. Government Securities Fund, Advisor Class                  35,073       235,339
                                                                                      -----------
                                                                                          412,264
                                                                                      -----------
    FOREIGN EQUITY 28.0%
    Franklin Gold and Precious Metals Fund, Advisor Class                    19,328       817,361
    Mutual European Fund, Class Z                                            90,441     1,897,460
    Templeton China World Fund, Advisor Class                                22,097       754,629
    Templeton Foreign Fund, Advisor Class                                   250,949     1,626,147
                                                                                      -----------
                                                                                        5,095,597
                                                                                      -----------
    FOREIGN FIXED INCOME 1.4%
    Franklin Templeton Emerging Market Debt Opportunities Fund                2,654        31,233
    Templeton Global Bond Fund, Advisor Class                                17,442       233,028
                                                                                      -----------
                                                                                          264,261
                                                                                      -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
    (COST $16,302,899) 98.5%                                                           17,946,439
                                                                                      -----------
    SHORT TERM INVESTMENTS (COST $250,541) 1.4%
    MONEY MARKET FUNDS 1.4%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%             250,541       250,541
                                                                                      -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $16,553,440) 99.9%                     18,196,980
    OTHER ASSETS, LESS LIABILITIES 0.1 %                                                   13,095
                                                                                      -----------
    NET ASSETS 100.0%                                                                 $18,210,075
                                                                                      ===========

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                            SHARES       VALUE
                                                                          ---------   -----------
INVESTMENTS IN UNDERLYING FUNDS(a)
DOMESTIC EQUITY 69.8%
(b) Franklin Flex Cap Growth Fund, Advisor Class                             62,708   $ 2,741,600
(b) Franklin Growth Opportunities Fund, Advisor Class                        59,719     1,181,236
    Franklin MicroCap Value Fund, Advisor Class                              17,735       540,386
    Franklin Natural Resources Fund, Advisor Class                           15,636       533,641
(b) Franklin Small Cap Growth Fund, Advisor Class                            53,092       523,485
    Franklin Utilities Fund, Advisor Class                                   29,818       326,509
    Mutual Shares Fund, Class Z                                              94,578     1,909,529
                                                                                      -----------
                                                                                        7,756,386
                                                                                      -----------
    FOREIGN EQUITY 29.6%
    Franklin Gold and Precious Metals Fund, Advisor Class                    12,313       520,730
    Mutual European Fund, Class Z                                            58,584     1,229,097
    Templeton China World Fund, Advisor Class                                14,524       496,002
    Templeton Foreign Fund, Advisor Class                                   160,360     1,039,133
                                                                                      -----------
                                                                                        3,284,962
                                                                                      -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
    (COST $9,991,057) 99.4%                                                            11,041,348
                                                                                      -----------
    SHORT TERM INVESTMENTS (COST $56,580) 0.5%
    MONEY MARKET FUNDS 0.5%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%              56,580        56,580
                                                                                      -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $10,047,637) 99.9%                     11,097,928
    OTHER ASSETS, LESS LIABILITIES 0.1 %                                                   13,082
                                                                                      -----------
    NET ASSETS 100.0%                                                                 $11,111,010
                                                                                      ===========

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                             SHARES         VALUE
                                                                          -----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 29.9%
(b) Franklin Flex Cap Growth Fund, Advisor Class                            2,158,984   $ 94,390,786
(b) Franklin Growth Opportunities Fund, Advisor Class                       1,975,969     39,084,670
    Franklin MicroCap Value Fund, Advisor Class                               618,218     18,837,116
    Franklin Natural Resources Fund, Advisor Class                            497,697     16,986,407
(b) Franklin Small Cap Growth Fund, Advisor Class                           1,716,517     16,924,855
    Franklin Utilities Fund, Advisor Class                                  1,056,173     11,565,091
    Mutual Shares Fund, Class Z                                             3,184,990     64,304,948
                                                                                        ------------
                                                                                         262,093,873
                                                                                        ------------
    DOMESTIC FIXED INCOME 23.1 %
    Franklin Total Return Fund, Advisor Class                               8,840,077     86,986,360
    Franklin U.S. Government Securities Fund, Advisor Class                17,228,888    115,605,840
                                                                                        ------------
                                                                                         202,592,200
                                                                                        ------------
    FOREIGN EQUITY 12.6%
    Franklin Gold and Precious Metals Fund, Advisor Class                     435,700     18,425,741
    Mutual European Fund, Class Z                                           1,848,444     38,780,353
    Templeton China World Fund, Advisor Class                                 472,417     16,133,040
    Templeton Foreign Fund, Advisor Class                                   5,775,584     37,425,783
                                                                                        ------------
                                                                                         110,764,917
                                                                                        ------------
    FOREIGN FIXED INCOME 15.0%
    Franklin Templeton Emerging Market Debt Opportunities Fund              1,220,472     14,364,957
    Templeton Global Bond Fund, Advisor Class                               8,750,421    116,905,622
                                                                                        ------------
                                                                                         131,270,579
                                                                                        ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
    (COST $626,676,051) 80.6%                                                            706,721,569
                                                                                        ------------
    SHORT TERM INVESTMENTS (COST $168,073,025) 19.2%
    MONEY MARKET FUNDS 19.2%
(c) Institutional Fiduciary Trust Money Market
    Portfolio, 0.00%                                                      168,073,025    168,073,025
                                                                                        ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $794,749,076) 99.8%                      874,794,594
    OTHER ASSETS, LESS LIABILITIES 0.2%                                                    1,857,957
                                                                                        ------------
    NET ASSETS 100.0%                                                                   $876,652,551
                                                                                        ============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

      Quarterly Statement of Investments See Notes to Statements of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                             SHARES       VALUE
                                                                          -----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 75.4%
    Franklin Growth Fund, Advisor Class                                     5,867,521   $244,088,881
    Mutual Shares Fund, Class Z                                             6,018,812    121,519,810
                                                                                        ------------
                                                                                         365,608,691
                                                                                        ------------
    FOREIGN EQUITY 24.6%
    Templeton Growth Fund Inc., Advisor Class                               7,037,625    119,709,993
                                                                                        ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
    (COST $472,087,568) 100.0%                                                           485,318,684
                                                                                        ------------
    SHORT TERM INVESTMENTS (COST $465,475) 0.1%
    MONEY MARKET FUNDS 0.1%
(b) lnstitutional Fiduciary Trust Money Market Portfolio, 0.00%               465,475        465,475
                                                                                        ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $472,553,043) 100.1 %                    485,784,159
    OTHER ASSETS, LESS LIABILITIES (0.1)%                                                   (686,744)
                                                                                        ------------
    NET ASSETS 100.0%                                                                   $485,097,415
                                                                                        ============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  The rate shown is the annualized seven-day yield at period end.

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                          SHARES           VALUE
                                                                      -------------   --------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 33.2%
    Mutual Shares Fund, Class Z                                         134,595,971   $2,717,492,651
                                                                                      --------------
    DOMESTIC HYBRID 33.4%
    Franklin Income Fund, Advisor Class                               1,309,079,664    2,735,976,498
                                                                                      --------------
    FOREIGN EQUITY 33.4%
    Templeton Growth Fund Inc., Advisor Class                           161,197,101    2,741,962,683
                                                                                      --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM
    INVESTMENTS (COST $9,675,896,255) 100.0%                                           8,195,431,832
                                                                                      --------------
    SHORT TERM INVESTMENTS (COST $22,022,037) 0.3%
    MONEY MARKET FUNDS 0.3%
(b) lnstitutional Fiduciary Trust Money Market Portfolio, 0.00%          22,022,037       22,022,037
                                                                                      --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $9,697,918,292)
    100.3%                                                                             8,217,453,869
    OTHER ASSETS, LESS LIABILITIES (0.3)%                                                (21,985,860)
                                                                                      --------------
    NET ASSETS 100.0%                                                                 $8,195,468,009
                                                                                      ==============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  The rate shown is the annualized seven-day yield at period end.

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FRANKLIN TEMPLETON GROWTH TARGET FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                           SHARES         VALUE
                                                                         ----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 58.1%
(b) Franklin Flex Cap Growth Fund, Advisor Class                          3,297,990   $144,188,116
(b) Franklin Growth Opportunities Fund, Advisor Class                     3,150,328     62,313,497
    Franklin MicroCap Value Fund, Advisor Class                             951,740     28,999,507
    Franklin Natural Resources Fund, Advisor Class                          773,550     26,401,267
(b) Franklin Small Cap Growth Fund, Advisor Class                         2,678,109     26,406,154
    Franklin Utilities Fund, Advisor Class                                1,693,056     18,538,962
    Mutual Shares Fund, Class Z                                           5,059,080    102,142,835
                                                                                      ------------
                                                                                       408,990,338
                                                                                      ------------
    DOMESTIC FIXED INCOME 8.1 %
    Franklin Total Return Fund, Advisor Class                             2,550,790     25,099,776
    Franklin U.S. Government Securities Fund, Advisor Class               4,822,791     32,360,929
                                                                                      ------------
                                                                                        57,460,705
                                                                                      ------------
    FOREIGN EQUITY 23.6%
    Franklin Gold and Precious Metals Fund, Advisor Class                   624,276     26,400,633
    Mutual European Fund, Class Z                                         2,850,583     59,805,242
    Templeton China World Fund, Advisor Class                               707,937     24,176,052
    Templeton Foreign Fund, Advisor Class                                 8,592,694     55,680,656
                                                                                      ------------
                                                                                       166,062,583
                                                                                      ------------
    FOREIGN FIXED INCOME 5.4%
    Franklin Templeton Emerging Market Debt Opportunities Fund              374,235      4,404,746
    Templeton Global Bond Fund, Advisor Class                             2,520,726     33,676,899
                                                                                      ------------
                                                                                        38,081,645
                                                                                      ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM
    INVESTMENTS (COST $585,666,285) 95.2%                                              670,595,271
                                                                                      ------------
    SHORT TERM INVESTMENTS (COST $33,306,038) 4.7%
    MONEY MARKET FUNDS 4.7%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%          33,306,038     33,306,038
                                                                                      ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $618,972,323) 99.9%                   703,901 ,309
    OTHER ASSETS, LESS LIABILITIES 0.1 %                                                   575,836
                                                                                      ------------
    NET ASSETS 100.0%                                                                 $704,477,145
                                                                                      ============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FRANKLIN TEMPLETON MODERATE TARGET FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                           SHARES          VALUE
                                                                         ----------   --------------
    INVESTMENTS IN UNDERLYING FUNDS (a)

    DOMESTIC EQUITY 40.5%
(b) Franklin Flex Cap Growth Fund, Advisor Class                          4,404,774   $  192,576,711
(b) Franklin Growth Opportunities Fund, Advisor Class                     4,365,749       86,354,520
    Franklin MicroCap Value Fund, Advisor Class                           1,291,819       39,361,734
    Franklin Natural Resources Fund, Advisor Class                          991,623       33,844,079
(b) Franklin Small Cap Growth Fund, Advisor Class                         3,567,892       35,179,419
    Franklin Utilities Fund, Advisor Class                                2,453,616       26,867,093
    Mutual Shares Fund, Class Z                                           6,627,116     133,801 ,466
                                                                                      --------------
                                                                                         547,985,022
                                                                                      --------------
    DOMESTIC FIXED INCOME 20.2%
    Franklin Total Return Fund, Advisor Class                            11,782,393      115,938,747
    Franklin U.S. Government Securities Fund, Advisor Class              23,448,351      157,338,439
                                                                                      --------------
                                                                                         273,277,186
                                                                                      --------------
    FOREIGN EQUITY 16.9%
    Franklin Gold and Precious Metals Fund, Advisor Class                   913,408       38,628,028
    Mutual European Fund, Class Z                                         3,933,695       82,528,931
    Templeton China World Fund, Advisor Class                               969,929       33,123,078
    Templeton Foreign Fund, Advisor Class                                11,605,571       75,204,098
                                                                                      --------------
                                                                                         229,484,135
                                                                                      --------------
    FOREIGN FIXED INCOME 13.0%
    Franklin Templeton Emerging Market Debt Opportunities Fund            1,653,316       19,459,535
    Templeton Global Bond Fund, Advisor Class                            11,713,760      156,495,830
                                                                                      --------------
                                                                                         175,955,365
                                                                                      --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM
    INVESTMENTS (COST $1,071,145,055) 90.6%                                            1,226,701,708
                                                                                      --------------
    SHORT TERM INVESTMENTS (COST $126,082,043) 9.3%
    MONEY MARKET FUNDS 9.3%

(c) Institutional Fiduciary Trust Money Market
    Portfolio, 0.00%                                                    126,082,043      126,082,043
                                                                                      --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,197,227,098) 99.9%                  1,352,783,751
    OTHER ASSETS, LESS LIABILITIES 0.1 %                                                   1,826,025
                                                                                      --------------
    NET ASSETS 100.0%                                                                 $1,354,609,776
                                                                                      ==============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                           SHARES        VALUE
                                                                         ---------   ------------
    INVESTMENTS IN UNDERLYING FUNDS (a)

    DOMESTIC EQUITY 66.7%
(b) Franklin Flex Cap Growth Fund, Advisor Class                         1,677,796   $ 73,353,223
    Mutual Shares Fund, Class Z                                          3,629,635     73,282,322
                                                                                     ------------
                                                                                      146,635,545
                                                                                     ------------
    FOREIGN EQUITY 33.3%
    Templeton Growth Fund Inc., Advisor Class                            4,296,814     73,088,812
                                                                                     ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM
    INVESTMENTS (COST $242,309,174) 100.0%                                            219,724,357
                                                                                     ------------
    SHORT TERM INVESTMENTS (COST $532,723) 0.2%
    MONEY MARKET FUNDS 0.2%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%            532,723        532,723
                                                                                     ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $242,841,897) 100.2%                  220,257,080
    OTHER ASSETS, LESS LIABILITIES (0.2)%                                                (378,306)
                                                                                     ------------
    NET ASSETS 100.0%                                                                $219,878,774
                                                                                     ============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Statements of Investments (unaudited)

1.   ORGANIZATION


Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting often funds (Funds). The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds).

On February 23,2010, the Trust's Board of Trustees approved a proposal to change the names of the following funds, effective May 1, 2010, as follows:

FORMER NAME                                                       NEW NAME
-----------                                   -----------------------------------------------
Franklin Templeton Conservative Target Fund   Franklin Templeton Conservative Allocation Fund
Franklin Templeton Growth Target Fund         Franklin Templeton Growth Allocation Fund
Franklin Templeton Moderate Target Fund       Franklin Templeton Moderate Allocation Fund

2.   FINANCIAL INSTRUMENT VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

3.   INCOME TAXES

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                              FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                2015 RETIREMENT      2025 RETIREMENT      2035 RETIREMENT
                                                  TARGET FUND          TARGET FUND          TARGET FUND
                                              ------------------   ------------------   ------------------
Cost of investments                               $28,996,962          $29,244,962      $17,097,450
Unrealized appreciation                           $ 2,165,621          $ 2,499,926      $ 1,774,099
                                                  ===========          ===========      ===========
Unrealized depreciation                              (739,133)            (826,524)        (674,569)
                                                  -----------          -----------      -----------
Net unrealized appreciation (depreciation)        $ 1,426,488          $ 1,673,402      $ 1,099,530
                                                  ===========          ===========      ===========

                                              FRANKLIN TEMPLETON    FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                               2045 RETI REMENT    CONSERVATIVE TARGET   COREFOLIO ALLOCATION
                                                  TARGET FUND              FUND                  FUND
                                              ------------------   -------------------   --------------------
Cost of investments                              $10,362,457          $800,864,854           $478,764,063
                                                 ===========          ============           ============
Unrealized appreciation                          $ 1,141,081          $ 82,150,547           $ 47,024,418
Unrealized depreciation                             (405,610)           (8,220,807)           (40,004,322)
                                                 -----------          ------------           ------------
Net unrealized appreciation (depreciation)       $   735,471          $ 73,929,740           $  7,020,096
                                                 ===========          ============           ============

                                              FRANKLIN TEMPLETON    FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                FOUNDING FUNDS        GROWTH TARGET         MODERATE TARGET
                                                ALLOCATION FUND            FUND                  FUND
                                              ------------------   -------------------   --------------------
Cost of investments                            $10,013,435,546        $ 623,406,629         $1,210,068,667
                                               ===============        =============         ==============
Unrealized appreciation                        $            --        $  94,281,402         $  159,403,141
Unrealized depreciation                         (1,795,981,677)         (13,786,722)           (16,688,057)
                                               ---------------        -------------         --------------
Net unrealized appreciation (depreciation)     $(1,795,981,677)       $  80,494,680         $  142,715,084
                                               ===============        =============         ==============

                                              FRANKLIN TEMPLETON
                                                 PERSPECTIVES
                                                ALLOCATION FUND
                                              ------------------
Cost of investments                              $252,129,062
                                                 ============
Unrealized appreciation                          $  9,831,050
Unrealized depreciation                           (41,703,032)
                                                 ------------
Net unrealized appreciation (depreciation)       $(31,871,982)
                                                 ============

4.   INVESTMENTS IN UNDERLYING FUNDS

The Funds, which are either managed by Franklin Advisers, Inc (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. At March 31, 2010, the funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

NAME OF ISSUER                                               % OF SHARES HELD
--------------                                               ----------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Templeton Emerging Market Debt Opportunities Fund        10.76%
Franklin Growth Opportunities Fund                                 8.13%
Franklin MicroCap Value Fund                                       5.02%

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
Franklin Growth Fund                                               6.85%

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
Mutual Shares Fund                                                17.07%
Templeton Growth Fund Inc.                                        14.57%
Franklin Income Fund                                               5.27%

FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Growth Opportunities Fund                                12.97%
Franklin MicroCap Value Fund                                       7.73%
Franklin Small Cap Growth Fund                                     7.05%

FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Growth Opportunities Fund                                17.97%
Franklin Templeton Emerging Market Debt Opportunities Fund        14.57%
Franklin MicroCap Value Fund                                      10.49%
Franklin Small Cap Growth Fund                                     9.40%
Franklin Flex Cap Growth Fund                                      6.01%

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

5.   UPCOMING REORGANIZATION

On February 23,2010, the Board of Trustees for the Franklin Templeton Fund Allocator Series approved a proposal to merge Franklin Templeton Perspectives Allocation Fund into the Franklin Templeton Corefolio Allocation Fund. Upon completion of the merger, assets in Franklin Templeton Perspectives Allocation Fund will be transferred into Franklin Templeton Corefolio Allocation Fund.

6.   FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level I - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing Underlying Funds are not an indication of the risk associated with investing in those Underlying Funds.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2010, all of the Funds' investments in Underlying Funds carried at fair value were in Levell inputs. For detailed Underlying Fund categories, see the accompanying Statements of Investments.

7.   SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.




Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES



By /s/LAURA F. FERGERSON
  -----------------------
  Laura F. Fergerson
  Chief Executive Officer -
    Finance and Administration
Date  May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/LAURA F. FERGERSON
  -----------------------
  Laura F. Fergerson
  Chief Executive Officer -
    Finance and Administration
Date  May 27, 2010




By /s/GASTON GARDEY
  -------------------
  Gaston Gardey
  Chief Financial Officer and
   Chief Accounting Officer
Date  May 27, 2010